Segment reporting (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net revenues		¥ 1,158,819	$ 158,758	¥ 1,084,662	¥ 1,046,236
Income/(loss) from operations		38,736	5,307	26,025	19,723
Including other segment items: Gain on sale of development properties		1,527	209	2,283	1,379
Impairment of long-lived assets		(1,562)	(214)	(2,025)	0
Operating Expenses
Share of results of equity investees		2,327	319	1,010	(2,195)
Interest expense		(2,896)	(397)	(2,881)	(2,106)
Others, net		13,371	1,832	7,496	(1,555)
Income before tax		51,538	$ 7,061	31,650	13,867
Operating segments
Income/(loss) from operations		44,529		36,601	28,963
Inter-segment
Net revenues	[1]	(59,123)		(53,923)	(50,904)
Cost of Revenue
Cost of revenue	[1]	52,844		49,053	46,295
Operating Expenses
Operating expenses	[1],[2]	6,279		4,870	4,609
Unallocated items
Income/(loss) from operations	[3]	(5,793)		(10,576)	(9,240)
JD Retail | Operating segments
Net revenues		1,015,948		945,343	929,929
Income/(loss) from operations		41,077		35,925	34,852
Cost of Revenue
Cost of revenue		(847,917)		(798,380)	(791,396)
Operating Expenses
Operating expenses	[2]	(126,954)		(111,038)	(103,681)
JD Logistics
Operating Expenses
Revenues		55,062		50,063	48,261
JD Logistics | Operating segments
Net revenues		182,837		166,625	137,402
Income/(loss) from operations		6,317		1,005	528
Cost of Revenue
Cost of revenue		(164,689)		(154,494)	(127,612)
Operating Expenses
Operating expenses	[2]	(11,831)		(11,126)	(9,262)
New Businesses | Operating segments
Net revenues		19,157		26,617	29,809
Income/(loss) from operations		(2,865)		(329)	(6,417)
Including other segment items: Gain on sale of development properties		1,527		2,283	1,379
Impairment of long-lived assets		(1,027)		(1,123)
Cost of Revenue
Cost of revenue		(15,109)		(21,004)	(26,307)
Operating Expenses
Operating expenses	[2]	¥ (7,413)		¥ (7,102)	¥ (11,298)

[1]	The inter-segment eliminations mainly consist of revenues from supply chain solutions and logistics services provided by JD Logistics to JD Retail, on-demand delivery and retail services provided by Dada to JD Retail and JD Logistics, and property leasing services provided by JD Property to JD Logistics. Transactions between segments are mainly determined based on the arm’s length basis. Among them, net revenues generated from the services provided by JD Logistics to other reportable segments were RMB48,261 million, RMB50,063 million and RMB55,062 million for the years ended December 31, 2022, 2023 and 2024, respectively. Other than that, inter-segment net revenues for JD Retail and New Businesses were not material. All net revenues from each reportable segment were generated from external customers except for the inter-segment net revenues mentioned above.
[2]	A summary of depreciation and amortization expenses included in the operating expense for the years presented is as follows:
[3]	A summary of unallocated items for the years presented is as follows: